Fair Value Measurements	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5 – Fair Value Measurements

The Company classifies financial assets and liabilities as held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition.

The Company measures the fair value of financial assets and liabilities based on U.S. GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at December 31, 2019 and June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

At December 31, 2019
		Total	Level 1	Level 2	Level 3
Assets:
	Anti-dilutive nature of employment agreement included in goodwill	$ 235,350	$ -	$ -	$ 235,350

Liabilities:
	Original issue discount, convertible debt	$ 638,000	$ -	$ -	$ 638,000
	Derivative liability, warrants	33,312	-	-	33,312
Total:		$ 671,312	$ -	$ -	$ 671,312

At June 30, 2019

Liabilities:		Total	Level 1	Level 2	Level 3
	Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
	Derivative liability, warrants	46,375	-	-	46,375
Total:		$ 1,025,944	$ -	$ -	$ 1,025,944

The Company measures the fair market value of the Level 3 components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models are prepared by an independent third party and consider management’s best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at December 31, 2019 and June 30, 2019:

At December 31, 2019
Risk-free interest rate:	1.86%
Expected dividend yield:	0.00%
Expected stock price volatility:	160.00%
Expected option life in years:	1.83 years

At June 30, 2019
Risk-free interest rate:	1.72% - 2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 - 3.00 years

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at December 31, 2019:

Balance at June 30, 2019	$ 1,025,944
Additional convertible securities at inception	1,823,000
Settlement of conversion features and warrants	(152,374)
Realized	(227,903)
Unrealized	(1,797,355)
Balance at December 31, 2019	$ 671,312

Note 5 – Fair Value Measurements

The Company classifies financial assets and liabilities as held-for-trading, available-for-sale, held-to-maturity, loans and receivables or other financial liabilities depending on their nature. Financial assets and financial liabilities are recognized at fair value on their initial recognition.

The Company measures the fair value of financial assets and liabilities based on U.S. GAAP guidance which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

The following table presents information about the assets and liabilities that are measured at fair value on a recurring basis at June 30, 2019 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical instruments. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates, and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the financial instrument, and included situations where there is little, if any, market activity for the instrument:

Liabilities:	Total	Level 1	Level 2	Level 3
Original issue discount, convertible debt	$ 979,569	$ -	$ -	$ 979,569
Derivative liability, warrants	46,375	-	-	46,375

Total:	$ 1,025,944	$ -	$ -	$ 1,025,944

There were no assets or liabilities that required fair value measurement at June 30, 2018.

The Company measures the fair market value of the Level 3 components using the Monte Carlo model and projected discounted cash flows, as appropriate. These models were initially prepared by an independent third party and take into account management’s best estimate of the conversion price of the stock, an estimate of the expected time to conversion, an estimate of the stock’s volatility, and the risk-free rate of return expected for an instrument with a term equal to the duration of the convertible note.

The significant unobservable valuation inputs for the convertible notes include an expected rate of return of 0%, a risk free rate of 2.61% and volatility of 180%.

The derivative liability was valued using the Monte Carlo pricing model with the following inputs at June 30, 2019:

Risk-free interest rate:	1.72 -2.83%
Expected dividend yield:	0.00%
Expected stock price volatility:	180.00%
Expected option life in years:	2.80 -3.00 years

The following table sets forth a reconciliation of changes in the fair value of the Company’s convertible debt components classified as Level 3 in the fair value hierarchy at June 30, 2019:

Beginning balance	$-
Convertible Securities at inception	1,238,359
Settlement of conversion features and warrants	(301,613)
Realized	(83,487)
Unrealized	172,685

Ending balance	$1,025,944